Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 ¥ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2020 ¥ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 ¥ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 ¥ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings (Loss) Per Share
Net(loss) income available to ordinary shareholders									$ 3,006	¥ 19,610	¥ 11,363	¥ (22,172)
Weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Diluted weighted average number of ordinary shares outstanding									3,265,837	3,265,837	3,265,837	3,265,837
Basic and diluted earnings (loss) per share | (per share)	¥ (6.39)	$ (0.98)	¥ 4.13	$ 0.61	¥ 4.30	$ 0.61	¥ 3.97	$ 0.56	$ 0.92	¥ 6.00	¥ 3.48	¥ (6.79)